Fair Value of Financial Instruments (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	$ 11,836	$ 10,008
Senior Secured Convertible Note Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	3,717	3,940
Senior Secured Convertible Note Three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	5,725	6,068
Senior Secured Convertible Note Four [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	1,660
Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	734
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 1 [Member] | Senior Secured Convertible Note Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 1 [Member] | Senior Secured Convertible Note Three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 1 [Member] | Senior Secured Convertible Note Four [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 1 [Member] | Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 2 [Member] | Senior Secured Convertible Note Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 2 [Member] | Senior Secured Convertible Note Three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 2 [Member] | Senior Secured Convertible Note Four [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 2 [Member] | Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	11,836	10,008
Fair Value, Inputs, Level 3 [Member] | Senior Secured Convertible Note Two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	3,717	3,940
Fair Value, Inputs, Level 3 [Member] | Senior Secured Convertible Note Three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	5,725	$ 6,068
Fair Value, Inputs, Level 3 [Member] | Senior Secured Convertible Note Four [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	1,660
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities measured at fair value	[1]	$ 734

[1]	There were no transfers between the respective Levels during the three month period ended March 31, 2023 and the year ended December 21, 2022.